FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	R$ 1,532,613	R$ 1,194,491
Non-current financial assets at fair value through profit or loss	78,737	94,700
Total Financial assets at fair value through profit or loss	1,611,350	1,289,191
Total financial liabilites at fair value through profit or loss	324,215	486,407
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss	1,611,350	1,289,191
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilites at fair value through profit or loss	324,215	486,407
Financial Investmentes [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	1,493,204	1,184,895
Financial Investmentes [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	1,493,204	1,184,895
Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	32,211
Current financial liabilities at fair value through profit or loss	263,747	416,935
Non-current financial liabilities at fair value through profit or loss	60,468	69,472
Derivatives [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	32,211
Derivatives [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities at fair value through profit or loss	263,747	416,935
Non-current financial liabilities at fair value through profit or loss	60,468	69,472
Trading securities [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	7,198	9,596
Trading securities [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	7,198	9,596
Investment property [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets at fair value through profit or loss	78,737	94,700
Investment property [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets at fair value through profit or loss	R$ 78,737	R$ 94,700